Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

Our consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States (hereinafter -“U.S GAAP”). The preparation of our consolidated financial statements and related disclosures requires us to make estimates and judgments that affect the reported amounts of assets, liabilities, costs and expenses and the disclosure of contingent assets and liabilities in our financial statements. We base our estimates on historical experience, known trends and events and various other factors that we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. We evaluate our estimates and assumptions on an ongoing basis. Our actual results may differ from these estimates under different assumptions or conditions.

a.	Use of estimates in the preparation of financial statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates and such differences may have a material impact on the Company’s consolidated financial statements. As applicable to these consolidated financial statements, the most significant estimates relate to fair value of share-based payments.

b.	Functional currency

The U.S. dollar is the currency of the primary economic environment in which the operations of the Company and its subsidiary is conducted. A substantial portion of the operational costs are denominated in U.S. dollars. Accordingly, the functional currency of the Company is the U.S. dollar (“primary currency”).

Foreign currency assets and liabilities are translated into the primary currency using the exchange rates in effect on the consolidated balance sheet date. Equity accounts are translated at historical rates, except for the change in accumulated deficit during the year, which is the result of the income statement translation process. Expense accounts are translated using the weighted average exchange rate during the period. Currency transaction gains and losses are presented in financial income and expenses, net.

c.	Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

d.	Restricted Cash

As of December 31, 2020, the Company’s restricted cash consisted of a bank deposit that was denominated in New Israeli Shekel. Restricted deposit is presented at cost including accrued interest. This bank deposits is used as security for credit card use and collateralizing the Company’s lease contracts.

e.	Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

%
Computers and electronic equipment	10-33
Office furniture and lab equipment	6-20
Machines	10-20
Leasehold Improvement	10
Land	N/A

The depreciable life of leasehold improvements is limited by the expected lease term, unless there is a transfer of title or a purchase option for the leased asset reasonably certain of exercise.

f.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Recoverability of long-lived assets is measured by comparing the carrying amount of the long-lived asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the sum of the expected undiscounted cash flow is less than the carrying amount of the asset, the Company recognizes an impairment loss, which is the excess of the carrying amount over the fair value of the asset, using the expected future discounted cash flows.

As of December 31, 2020, 2019 and 2018, the Company did not recognize an impairment loss on its long-lived assets.

g.	Severance pay

Israeli labor law generally requires severance pay be granted upon dismissal of an employee or upon termination of employment under certain other circumstances. Pursuant to Section 14 of the Severance Compensation Act, 1963 (“Section 14”), all of the Company’s employees in Israel are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments under Section 14 relieve the Company from any future severance payment obligation with respect to those employees and, as such, the Company may only utilize the insurance policies for the purpose of disbursement of severance pay. As a result, the Company does not recognize an asset nor liability for these employees.

In 2020, all of the Company’s employees in Israel are subject to Section 14.

h.	Legal and other contingencies

Certain conditions, such as legal proceedings, may exist as of the date the consolidated financial statements are issued that may result in a loss to the Company, but that will only be resolved when one or more future events occur or fail to occur. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates with its legal advisors the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. Such assessment inherently involves an exercise of judgment. Legal fees are expensed as incurred.

Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss would be incurred and the amount of the liability can be estimated, then the Company records an accrued expense in the Company’s consolidated financial statements based on its best estimate. Loss contingencies considered to be remote by management are generally not disclosed unless material. In September 2020, securities class action complaints were filed in the United States by certain of the Company’s shareholders against the Company and certain of the Company’s current officers and directors. For additional information see note 7.

i.	Research and development expenses

Research and development expenses are charged to the statement of operations as incurred and consist primarily of personnel, materials and supplies for research and development activities.

j.	Income tax

1)	The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current in accordance with ASU 2015-17.

2)	Taxes that would apply in the event of disposal of investments in foreign subsidiaries have not been taken into account in computing the deferred income taxes, as it is the Company’s intent and ability to hold these investments.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits under taxes on income (tax benefit).

k.	Share-based compensation

The Company accounts for share-based compensation under ASC 718, “Compensation - Stock Compensation,” which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to non-employees, employees, officers and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant. The Company uses the Black-Scholes-Merton option-pricing model as part of such estimation.

Prior to the adoption of ASU 2018-07, warrants issued to consultants and other non-employees, as compensation for services provided to the Company, were accounted for based upon the fair value of the warrants. The fair value of the warrants granted was measured on a final basis at the end of the related service period and was recognized over the related service period using the straight-line method. After the adoption of ASU 2018-07, the measurement date for non-employee awards is the date of the grant. The compensation expense for non-employees is recognized without changes in the fair value of the award, over the requisite service period, which is the vesting period of the respective award using the straight line. The Company adopted ASU 2018-07 as of January 1, 2019 with no impact on its consolidated financial statements as all of the Company’s awards were fully vested at the adoption date.

l.	Loss per share

Basic earnings per share is computed by dividing net income (loss) attributable to holders of ordinary shares of the Company by the weighted average number of ordinary shares outstanding for each reporting period.

In computing the Company’s diluted earnings per share, the denominator for diluted earnings per share is a computation of the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Potential dilutive ordinary shares outstanding include the dilutive effect of in-the-money options using the treasury stock method.

The Company did not take into account any dilutive instruments, such as investor warrants and share-based payments, since their effect, on a fully diluted basis, is anti-dilutive.

m.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Company’s financial instruments consist mainly of cash and cash equivalents, restricted cash accounts payable, accrued expenses and other liabilities. The fair value of these financial instruments approximates their carrying values.

n.	Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and restricted cash.

The Company’s cash and cash equivalents and restricted cash are invested with major banks in Israel, Korea and Japan. Generally, these investments may be redeemed upon demand and the Company believes that the financial institutions that hold the Company’s cash balances are financially sound and, accordingly, bear minimal risk.

o.	Offering Costs

Deferred offering costs directly relating to the Company’s private and initial public offering, were capitalized and offset against proceeds upon the consummation of the private and IPO transactions in shareholders’ equity.

p.	Leases

On January 1, 2019 the Company adopted ASU No. 2016-02, Leases (Topic 842), The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets, current maturities of operating leases and Non-current operating leases in the consolidated balance sheets.

The Company also elected not separating lease components from non-lease components and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of operations on a straight-line basis over the lease term.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company’s leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term (see also note 5).

q.	Newly issued and recently adopted accounting pronouncements:

Accounting Pronouncements Adopted in Current year

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326) - Measurement of Credit Losses on Financial Instruments (“the Standard”). This guidance replaces the current incurred loss impairment methodology. Under the new guidance, on initial recognition and at each reporting period, an entity is required to recognize an allowance that reflects its current estimate of credit losses expected to be incurred over the life of the financial instrument based on historical experience, current conditions and reasonable and supportable forecasts. In November 2018, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments - Credit Losses. ASU 2018-19 clarifies that receivables from operating leases are accounted for using the lease guidance and not as financial instruments. Since the Company has no financial instruments the Standard does not impact the Company’s consolidated financial statements.